Other Taxes	12 Months Ended
Dec. 31, 2022
Other Taxes
Other Taxes	10. Other Taxes

	December 31,	December 31,
	2022	2021

	(€ in thousands)
Value added tax	607	555
	607	555
All receivables are considered short-term and due within one year.